Shareholder Fees - FidelityFreedomFunds-KComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomFunds-KComboPRO | Fidelity Freedom 2040 Fund
Shareholder Fees:
(fees paid directly from your investment)	none